Share-based compensation expense - Schedule of Fair Value Assumptions For Options Granted (Details)	3 Months Ended		6 Months Ended
	Jun. 30, 2023 USD ($) shares $ / shares	Jun. 30, 2022 USD ($) shares $ / shares	Jun. 30, 2023 USD ($) shares $ / shares	Jun. 30, 2022 USD ($) shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award life, in years | shares		6.08		6.08
Expected dividends | $	$ 0	$ 0	$ 0	$ 0
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average share price (in USD per share)	$ 1.96	$ 6.55	$ 1.96	$ 6.55
Strike price (in USD per share)	$ 1.96	$ 6.55	$ 1.96	$ 6.55
Expected volatility, in %	75.00%	70.00%	75.00%	70.00%
Award life, in years | shares	6.08		6.08
Risk-free interest rate, in %	356.00%	2.49%	3.39%	1.46%
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average share price (in USD per share)	$ 2.38	$ 14.83	$ 5.45	$ 19.69
Strike price (in USD per share)	$ 2.38	$ 14.83	$ 5.45	$ 19.69
Expected volatility, in %	80.00%	75.00%	80.00%	75.00%
Risk-free interest rate, in %	4.02%	3.05%	4.13%	3.05%